LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED JUNE 5, 2012 TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2012 OF

LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

The following language replaces the section of the fund’s Statement of Additional Information titled “Investment Management and Other Services — Portfolio Managers — Other Accounts Managed by the Portfolio Managers” with respect to the LMGAA portfolio managers:

Portfolio Managers

The following tables set forth certain additional information with respect to the LMGAA portfolio managers for the fund. Unless noted otherwise, all information is provided as of December 31, 2011.

Other Accounts Managed by the Portfolio Managers

The table below identifies the LMGAA portfolio managers, the number of accounts (other than the fund) for which each LMGAA portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance- Based ($)
Steven Bleiberg	Registered investment companies	19	1.76 billion	None	None
	Other pooled investment vehicles	34	2.88 billion	None	None
	Other accounts	1	142 million	None	None
Y. Wayne Lin	Registered investment companies	12	153 million	None	None
	Other pooled investment vehicles	None	None	None	None
	Other accounts	None	None	None	None
Patricia Duffy*	Registered investment companies	None	None	None	None
	Other pooled investment vehicles	None	None	None	None
	Other accounts	None	None	None	None

*Information provided as of May 31, 2012.

Portfolio Manager Securities Ownership

The table below identifies ownership of the fund’s securities by the portfolio managers as of December 31, 2011. None of the portfolio managers own fund shares because fund shares are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Steven Bleiberg	None
Y. Wayne Lin	None
Patricia Duffy*	None

*Information provided as of May 31, 2012.

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